Reconciliation of Operating expenses and Total Debt (Tables)	6 Months Ended
Jun. 30, 2025
Operating Segments [Abstract]
Summary of Reconciliation of Operating Expenses
RECONCILIATION OF OPERATING EXPENSES

Quarters			$ million	Half year
Q2 2025	Q1 2025	Q2 2024		2025	2024
4,909	5,549	5,593	Production and manufacturing expenses	10,459	11,403
3,077	2,840	3,094	Selling, distribution and administrative expenses	5,917	6,069
278	185	263	Research and development	464	475
8,265	8,575	8,950	Operating expenses	16,840	17,947

Summary of Reconciliation of Total Debt
RECONCILIATION OF TOTAL DEBT

June 30, 2025	March 31, 2025	June 30, 2024		$ million	June 30, 2025	June 30, 2024
10,457	11,391	10,849	Current debt	Current debt	10,457	10,849
65,218	65,120	64,619	Non-current debt	Non-current debt	65,218	64,619
75,675	76,511	75,468	Total debt	Total debt	75,675	75,468